Operating revenue	12 Months Ended
Dec. 31, 2018
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Operating revenue
22.	Operating revenue

	For the year ended December 31,
	2018	2017	2016
Revenue
Passenger revenue	9,029,960	6,985,044	6,062,887
Other revenue	527,018	1,139,427	958,022

Gross revenue	9,556,978	8,124,471	7,020,909
Taxes levied on
Passenger revenue	(359,828)	(289,704)	(276,078)
Other revenue	(43,793)	(45,270)	(74,940)

Total taxes	(403,621)	(334,974)	(351,018)

Net revenue	9,153,357	7,789,497	6,669,891